UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2008
                                                -----------------------

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lane Five Capital Management LP
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Address:   1122 Kenilworth Drive, Suite 313
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           Towson, MD 21204
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Form 13F File Number:   28-12834
                      ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott J. Liotta
           ----------------------------------------------
Title:     CFO
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Phone:     443-921-2060
           ----------------------------------------------

Signature, Place, and Date of Signing:


/s/ Scott J. Liotta                Towson, Maryland        November 13, 2008
------------------------------   ----------------------   --------------------
       [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                        -----------
Form 13F Information Table Entry Total:      23
                                        -----------
Form 13F Information Table Value Total:   105,417
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                                        (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.


                                         Form 13F Information Table as of September 30, 2008

                                                                     Shares/
                                Title of                   Value      PRN    SH/  PUT/  Invesment     Other       Voting Authority
Description                     Class           Cusip      x1000     Amount  PRN  CALL  Discretion   Managers    Sole   Shares  None
----------------------------   ------------   ---------   -------  --------- ---  ----  ----------   --------  -------  ------  ----
Amazon.Com, Inc.                Common        023135106     3,151     43,300 SH           SOLE         No       43,300
Ambassadors Group Inc.          Common        023177108     6,627    416,500 SH           SOLE         No      416,500
American Express Company        Common        025816109     1,663     46,940 SH           SOLE         No       46,940
American Science &
 Engineering Inc.               Common        029429107     4,719     79,000 SH           SOLE         No       79,000
Allied Waste Industries,
 Inc. New                       Common        019589308     3,055    275,000 SH           SOLE         No      275,000
Apollo Group Inc.-Cl A          Common        037604105     3,855     65,000 SH           SOLE         No       65,000
Blue Nile Inc.                  Common        09578R103     2,264     52,800 SH           SOLE         No       52,800
Chicago Bridge & Iron Co. NV    Common        167250109     2,490    129,400 SH           SOLE         No      129,400
Colfax Corporation              Common        194014106     3,080    184,300 SH           SOLE         No      184,300
Danaher Corp.                   Common        235851102     5,746     82,800 SH           SOLE         No       82,800
Expedia Inc.                    Common        30212P105     3,324    220,000 SH           SOLE         No      220,000
Healthsouth Corp.               Common-New    421924309     5,975    324,179 SH           SOLE         No      324,179
Housevalues Inc.                Common        44183Y102     2,804  1,058,297 SH           SOLE         No    1,058,297
Learning Tree International
 Inc.                           Common        522015106    13,695  1,100,000 SH           SOLE         No    1,100,000
MasterCard Inc.                 Common        57636Q104     1,153      6,500 SH           SOLE         No        6,500
Millicom International
 Cellular SA                    Shs-New       L6388F110     3,928     57,200 SH           SOLE         No       57,200
NII Holdings Inc.               Class B-New   62913F201     5,570    146,900 SH           SOLE         No      146,900
Republic Services Inc.          Common        760759100     1,199     40,000 SH           SOLE         No       40,000
Shaw Group Inc                  Common        820280105       830     27,000 SH           SOLE         No       27,000
URS Corporation                 Common        903236107     1,834     50,000 SH           SOLE         No       50,000
Verisign Inc.                   Common        92343E102       913     35,000 SH           SOLE         No       35,000
Williams Controls Inc.          Common-New    969465608     7,728    600,000 SH           SOLE         No      600,000
Renault (Regie-Natl)-
 Ord Eur                        Foreign       F77098105    19,814    315,000 SH           SOLE         No      315,000
                                                          105,417
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